Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets (liabilities):
Cost and expense accruals	$ 1,754,349	$ 2,810,508
Revenue recognition	771,061	(173,502)
Less: valuation allowance	(2,525,410)	(2,637,006)
Current deferred tax assets, net	0	0
Non-current deferred tax assets (liabilities):
Depreciation and amortization	631,747	1,748,889
Net operating loss carry forwards	21,146,362	18,450,814
Less: valuation allowance	(21,778,109)	(20,199,703)
Non-current deferred tax assets, net	0	0
Intangible assets	(4,826,059)	(4,826,059)
Non-current deferred tax liabilities	$ (4,826,059)	$ (4,826,059)